Borrowings (Tables)	6 Months Ended
Jun. 30, 2026
Disclosure of detailed information about borrowings [abstract]
Summary of Borrowings

	Jun 30, 2026			Dec 31, 2025

	Current	Non- Current	Total	Current	Non- Current	Total

Secured
Bank loans	781,458	25,775,322	26,556,780	1,065,885	30,833,234	31,899,119
Total secured borrowings	781,458	25,775,322	26,556,780	1,065,885	30,833,234	31,899,119

Unsecured
Convertible Notes (note 8)	58,557,977	-	58,557,977	60,715,628	-	60,715,628
Other loans	-	-	-	288,626	945,325	1,233,951

Total unsecured borrowings	58,557,977	-	58,557,977	61,004,254	945,325	61,949,579

Total borrowings	59,339,435	25,775,322	85,114,757	62,070,139	31,778,559	93,848,698